Document and Entity Information	Feb. 08, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 08, 2021
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 08, 2021
Document Effective Date	Feb. 08, 2021
Prospectus Date	Feb. 01, 2021
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R3
Prospectus:
Trading Symbol	MMWBX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R4
Prospectus:
Trading Symbol	MMWCX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class A
Prospectus:
Trading Symbol	MMWDX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Administrative Class
Prospectus:
Trading Symbol	MMWFX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Service Class
Prospectus:
Trading Symbol	MMWGX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class R5
Prospectus:
Trading Symbol	MMWHX
MassMutual RetireSMARTSM by JPMorgan 2060 Fund | Class I
Prospectus:
Trading Symbol	MMWIX